CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Mar. 31, 2025	Nov. 19, 2024	Jul. 09, 2024	Oct. 04, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jun. 28, 2024
Common Class A [Member]
Short-Term Debt [Line Items]
Number of shares issued	1,900,000	1,900,000
Common Class A [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price per share	$ 5	$ 5					$ 5
Common Class A [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price per share	$ 10	$ 10					$ 10
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest expense							$ 95,753	$ 22,428
Three Investors [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount				$ 5,000,000
Interest rate				3.00%
Maturity date				Sep. 30, 2024
TKO Investments Limited [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Maturity date			Jul. 31, 2025
Convertible promissory notes										$ 4,500,000
Compass A I Venture Incorporation [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory notes			$ 2,500,000
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense						$ 74,795	86,178	17,333
Related Party [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount				$ 4,500,000
Interest rate				3.00%
Maturity date				Sep. 30, 2024
Convertible promissory notes										$ 4,500,000
Interest expense							$ 86,178	$ 17,333